Interest Rate Benchmark Reform	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Interest Rate Benchmark Reform
4	Interest Rate Benchmark Reform
Overview
The publication of the overnight and
12-month
U.S. Dollar London Interbank Offered Rate (USD LIBOR) tenors has ceased, and the one-month,
three-month and
six-month
USD LIBOR tenors became
non-representative
as of June 30, 2023. These
non-representative
tenors will be published on a synthetic basis until September 30, 2024, to allow market participants to use such rates in legacy contracts. The Bank has successfully transitioned all of its USD LIBOR contracts to alternative risk-free rates either through amendments in advance of June 30, 2023, or reliance through fallback provisions.
As previously announced by Refinitiv Benchmark Services (UK) Limited, one-month,
two-month,
and three-month Canadian Dollar Offered Rate (CDOR) tenors will continue to be published until June 28, 2024 (the cessation date). OSFI expects FRFIs to transition CDOR-linked transactions to Canadian Overnight Repo Rate Average (CORRA) before the cessation date.

CanDeal Benchmark Solutions and TMX Datalinx have launched the one-month
and three-month Term CORRA benchmark on September 5, 2023. The Canadian Alternative Reference Rate working group (CARR) has announced that after November 1, 2023, all new loan contracts must reference only Overnight CORRA, Term CORRA, or Prime Rate instead of CDOR or a bankers’ acceptance rate.
The move from CDOR to CORRA carries certain transition and market risks. These risks, such as increased volatility, lack of liquidity and slow adoption of industry recommended fallbacks, may impact market participants. In addition to these inherent risks, the Bank is exposed to operational risk arising from the renegotiation of contracts, technology readiness to issue and trade products referencing alternative reference rates as noted above and conduct with clients and counterparties.
The Bank’s Transition Plan aligns with the CDOR transition roadmap and milestones published by CARR. After June 30, 2023, all new derivatives and securities transactions of the Bank must reference CORRA benchmarks with permissible exceptions. With the cessation of CDOR, Bankers Acceptance (BA) based loan facilities will be transitioned to alternative rates such as CORRA or Prime. BA securities, which are produced as a result of
BA-based
loan facilities, will no longer be issued after the cessation of CDOR and will be replaced by other short-term money market instruments.
The focus of the Transition Program is to address risks by identifying the exposures and contracts referencing CDOR, evaluating the existing contract language in the event CDOR ceases to be published or available, developing the capabilities to issue and trade products referencing CORRA and communicating with clients and counterparties regarding industry developments pertaining to CDOR cessation. The Transition Program provides quarterly updates to the Bank’s Regulatory Oversight Committee and annually to the Risk Committee of the Board of Directors regarding the status of transition plans for migrating the Bank’s CDOR-linked products to CORRA and upgrading systems and processes. Additionally, the Bank provides regular updates on its CDOR transition to OSFI.
Non-derivative
financial assets and financial liabilities
The following table reflects the Bank’s CDOR
(one-month,
two-month
and three-month) exposure to
non-derivative
financial assets and financial liabilities as at October 31, 2023, that has yet to transition to CORRA. These exposures could remain outstanding until CDOR ceases and will therefore transition in the future.

	Carrying Amount
($ millions)	As at October 31, 2023	As at October 31, 2022
	CDOR Maturing after June 28, 2024	CDOR Maturing after June 28, 2024
Non-derivative financial assets (1)	$45,512	$24,146
Non-derivative financial liabilities (2)	40,644	24,256

(1)
Non derivative financial assets include carrying amounts of debt securities, loans and customer’s liability under acceptances (debt securities, loans and customer’s liability under acceptances measured at amortized cost are gross of allowance for credit losses).

(2)	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short, subordinated debentures and other liabilities.
Derivatives and undrawn commitments
The following table reflects the Bank’s CDOR
(one-month,
two-month
and three-month) exposure to derivatives and undrawn commitments as at October 31, 2023, that has yet to transition to CORRA. These exposures could remain outstanding until CDOR ceases and will therefore transition in the future.

	Notional Amount
($ millions)	As at October 31, 2023	As at October 31, 2022
	CDOR Maturing after June 28, 2024	CDOR Maturing after June 28, 2024
Derivatives
Single currency interest rate swaps (1)	$1,264,325	$1,025,373
Cross currency interest rate swaps (1)	122,729	122,718
Other (2)	23,811	3,574
Undrawn commitments	22,265	4,787

(1)
For single currency and/or cross currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are included to reflect the risks relating to the reform for each rate.

(2)	Other derivatives include futures, total return swaps and options.
Hedging derivatives
The following table reflects the Bank’s CDOR
(one-month,
two-month
and three-month) exposure to hedging derivatives as at October 31, 2023, that has yet to transition to CORRA. These exposures will remain outstanding until CDOR ceases and will therefore transition in the future.

($ millions)	As at October 31, 2023	As at October 31, 2022
	CDOR Maturing after June 28, 2024 (1)	CDOR Maturing after June 28, 2024 (1)
Hedging derivatives (2)	$114,113	$109,253

(1)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are included to reflect the risks relating to the reform for each rate.

(2)	For cross currency swaps where a CAD float leg is inserted to create two separate hedging instruments, the relevant notional amount for both instruments are included in the table.